Debt (Details)	Oct. 29, 2021 USD ($)
Line of Credit Facility [Line Items]
Interest coverage ratio	3.00
Net leverage ratio	2.00
Increase of net leverage ratio based on acquisition terms	2.50
Net leverage ratio, maximum cash consideration	$ 50,000,000
Line of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity	150,000,000
Additional potential increase	$ 65,000,000
Debt instrument, term	3 years
Line of Credit | Minimum
Line of Credit Facility [Line Items]
Unused commitment fee percentage	0.25%
Line of Credit | Maximum
Line of Credit Facility [Line Items]
Unused commitment fee percentage	0.35%
Line of Credit | Base Rate | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable rate	0.50%
Line of Credit | Base Rate | Maximum
Line of Credit Facility [Line Items]
Basis spread on variable rate	1.25%
Line of Credit | LIBOR or EURIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate, floor	0.00%
Line of Credit | LIBOR or EURIBOR | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable rate	1.50%
Line of Credit | LIBOR or EURIBOR | Maximum
Line of Credit Facility [Line Items]
Basis spread on variable rate	2.25%
Letter of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 5,000,000